Share-Based Payments - Summary of Share/Rights Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Balance, number of options and rights | shares	22,988,000	16,644,000	18,044,000
To employees and directors under the LTIP and NED Plan, number of options and rights | shares	10,050,000	8,400,000	7,000,000
Exercised during the year, number of options and rights | shares	(6,613,000)	(2,056,000)	(8,400,000)
Expired during the year, number of options and rights | shares	(975,000)
Balance, number of options and rights | shares	25,450,000	22,988,000	16,644,000
Exercisable at end of year, number of options and rights | shares	10,842,234	12,857,589	11,394,000
Balance, weighted average exercise price | $ / shares	$ 1.16	$ 1.28	$ 0.50
To employees and directors under the LTIP and NED Plan, weighted average exercise price | $ / shares	0.58	0.77	2.21
Exercised during the year, weighted average exercise price | $ / shares	0.62	0.58	0.36
Expired during the year, weighted average exercise price | $ / shares	0.61
Balance, weighted average exercise price | $ / shares	1.04	1.16	1.28
Exercisable at end of year, weighted average exercise price | $ / shares	$ 1.48	$ 0.97	$ 0.86